Related party transactions: (Details) ([ChiefExecutiveOfficerMember], USD $)	3 Months Ended
	Sep. 30, 2013 item	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
[TaurenExplorationIncMember]
Related party transactions
Ownership interest in affiliated company held by related party (as a percent)	100.00%
Amount due to related party	$ 5,774	$ 6,166		$ 14,537
Amount due from related party			2,730
[FossilOperatingIncMember]
Related party transactions
Number of wells in which Company owns a working interest	23
Ownership interest in affiliated company held by related party (as a percent)	100.00%	100.00%
Amount due to related party	30,115	27,949	56,123	43,143
Amount due from related party	$ 51,386	$ 28,897	$ 22,770	$ 80,674